Employee benefits	12 Months Ended
Dec. 31, 2017
Employee Benefits
Employee benefits

The following table shows the items of employee benefits:

in € thousand	2015	2016	2017

Wages and salaries	1,124	1,467	2,897
Share-based payment expenses	242	868	4,550
Social security expenses*	96	126	182
Employee benefits	1,462	2,462	7,629

* Employer's share of social security contributions